Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of operating result per segment [Line Items]
Operating result	€ 722	€ 768
Fair value items	(312)	11
Realized gains / (losses) on investments	(50)	(99)
Impairment (losses) / reversals	(68)	(96)
Non-operating items	(430)	(183)
Other income / (charges)	(427)	(852)
Result before tax	(136)	(267)
Income tax (expense) / benefit	70	69
Net result from continuing and discontinued operations	(65)	(199)
Revenues
Insurance revenue	5,043	5,312
Interest revenue on financial instruments calculated using the effective interest method	1,669	1,661
Interest revenue on financial instruments measured at FVPL	406	407
Other investment income	1,325	1,099
Fee and commission income	1,197	1,061
Total revenues	9,639	9,539
Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	962	902
Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	4,041	4,381
Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	41	29
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	107	74
Fair value items	(1)	1
Non-operating items	(1)	1
Other income / (charges)	(17)	(16)
Result before tax	89	59
Income tax (expense) / benefit	(27)	(20)
Net result from continuing and discontinued operations	62	39
Inter-segment operating result after tax	65	86
Revenues
Interest revenue on financial instruments calculated using the effective interest method	1	1
Other investment income	5	7
Fee and commission income	316	312
Total revenues	323	321
Inter-segment revenues	77	97
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	(92)	(91)
Fair value items	(11)	1
Impairment (losses) / reversals		(7)
Non-operating items	(11)	(6)
Other income / (charges)	26	(14)
Result before tax	(77)	(111)
Income tax (expense) / benefit	20	26
Net result from continuing and discontinued operations	(57)	(85)
Inter-segment operating result after tax	104	126
Revenues
Interest revenue on financial instruments calculated using the effective interest method	44	24
Other investment income	200	239
Total revenues	244	263
Inter-segment revenues	204	240
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result	750	818
Fair value items	(312)	11
Realized gains / (losses) on investments	(45)	(95)
Impairment (losses) / reversals	(72)	(96)
Non-operating items	(430)	(180)
Other income / (charges)	(403)	(870)
Result before tax	(83)	(232)
Income tax (expense) / benefit	18	33
Net result from continuing and discontinued operations	(65)	(199)
Revenues
Insurance revenue	6,076	6,064
Interest revenue on financial instruments calculated using the effective interest method	1,671	1,661
Interest revenue on financial instruments measured at FVPL	406	407
Other investment income	1,380	1,158
Fee and commission income	1,281	1,173
Other revenues	15	17
Total revenues	10,828	10,481
Segment total [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	1,512	1,432
Segment total [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	4,524	4,603
Segment total [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	41	29
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	(28)	(49)
Fair value items	1
Realized gains / (losses) on investments	(5)	(3)
Impairment (losses) / reversals	4
Non-operating items		(3)
Other income / (charges)	(24)	17
Result before tax	(53)	(35)
Income tax (expense) / benefit	53	35
Revenues
Insurance revenue	(1,034)	(752)
Interest revenue on financial instruments calculated using the effective interest method	(2)	(1)
Other investment income	(55)	(59)
Fee and commission income	(84)	(113)
Other revenues	(15)	(17)
Total revenues	(1,189)	(942)
Joint ventures and associates eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	(550)	(531)
Joint ventures and associates eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	(484)	(222)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	90	95
Fair value items	18	(1)
Realized gains / (losses) on investments	3	1
Impairment (losses) / reversals	(8)	(25)
Non-operating items	13	(25)
Other income / (charges)	3	(110)
Result before tax	106	(40)
Income tax (expense) / benefit	(36)	(24)
Net result from continuing and discontinued operations	71	(64)
Inter-segment operating result after tax	156	159
Revenues
Insurance revenue	1,193	915
Interest revenue on financial instruments calculated using the effective interest method	35	43
Interest revenue on financial instruments measured at FVPL	1	1
Other investment income	50	52
Fee and commission income	12	19
Other revenues	15	17
Total revenues	1,307	1,047
International [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	651	601
International [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	542	314
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	550	628
Fair value items	(260)	79
Realized gains / (losses) on investments	(48)	(96)
Impairment (losses) / reversals	(64)	(64)
Non-operating items	(373)	(82)
Other income / (charges)	(361)	(574)
Result before tax	(184)	(28)
Income tax (expense) / benefit	71	63
Net result from continuing and discontinued operations	(113)	35
Inter-segment operating result after tax	(282)	(285)
Revenues
Insurance revenue	4,561	4,842
Interest revenue on financial instruments calculated using the effective interest method	1,556	1,576
Interest revenue on financial instruments measured at FVPL	185	183
Other investment income	8	8
Fee and commission income	895	821
Total revenues	7,205	7,429
Inter-segment revenues	23	25
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	556	526
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	4,005	4,316
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Other income / (charges)		(110)
Result before tax		(110)
Net result from continuing and discontinued operations		(110)
Inter-segment operating result after tax		(48)
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result	94	111
Fair value items	(52)	(40)
Non-operating items	(52)	(40)
Other income / (charges)	(28)	(46)
Result before tax	14	25
Income tax (expense) / benefit	(10)	(11)
Net result from continuing and discontinued operations	3	14
Inter-segment operating result after tax	(42)	(38)
Revenues
Insurance revenue	345	335
Interest revenue on financial instruments calculated using the effective interest method	40	21
Interest revenue on financial instruments measured at FVPL	220	224
Other investment income	1,316	1,090
Fee and commission income	133	106
Total revenues	2,054	1,775
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue	305	305
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue	41	29
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result	1	1
Fair value items	(5)	(29)
Non-operating items	(5)	(29)
Other income / (charges)	(26)
Result before tax	(30)	(28)
Net result from continuing and discontinued operations	(30)	(28)
Revenues
Insurance revenue	(23)	(27)
Interest revenue on financial instruments calculated using the effective interest method	(6)	(4)
Other investment income	(200)	(239)
Fee and commission income	(77)	(84)
Total revenues	(305)	(354)
Eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue	€ (23)	€ (27)